TRADE AND OTHER PAYABLES	12 Months Ended
Jun. 30, 2024
TRADE AND OTHER PAYABLES [Abstract]
TRADE AND OTHER PAYABLES
10.	TRADE AND OTHER PAYABLES
	2024	2023
	US$	US$
Current
Trade payables	1,309,067	711,011
Accruals	259,325	455,241
Other payables	749,438	14,732
Total trade and other payables	2,317,830	1,180,984